Segment Information (Details)	3 Months Ended								12 Months Ended
	Nov. 03, 2019 USD ($)	Aug. 04, 2019 USD ($)	May 05, 2019 USD ($)	Feb. 03, 2019 USD ($)	Nov. 04, 2018 USD ($)	Aug. 05, 2018 USD ($)	May 06, 2018 USD ($)	Feb. 04, 2018 USD ($)	Nov. 03, 2019 USD ($) segment Customer	Nov. 04, 2018 USD ($) Customer	Oct. 29, 2017 USD ($) Customer
Segment Reporting Information [Line Items]
Number of reportable segments | segment									2
Total net revenue	$ 5,776,000,000	$ 5,515,000,000	$ 5,517,000,000	$ 5,789,000,000	$ 5,444,000,000	$ 5,063,000,000	$ 5,014,000,000	$ 5,327,000,000	$ 22,597,000,000	$ 20,848,000,000	$ 17,636,000,000
Total long-lived assets	2,565,000,000				2,635,000,000				2,565,000,000	2,635,000,000
Operating Income (Loss)	1,054,000,000	$ 865,000,000	$ 970,000,000	$ 555,000,000	1,652,000,000	$ 1,339,000,000	$ 1,201,000,000	$ 943,000,000	$ 3,444,000,000	$ 5,135,000,000	$ 2,371,000,000
Customer Concentration Risk | Trade Accounts Receivable, Net
Segment Reporting Information [Line Items]
Concentration risk, Number of major customers | Customer									1	2
Customer Concentration Risk | Trade Accounts Receivable, Net | Major Customer One
Segment Reporting Information [Line Items]
Concentration risk, Percentage									24.00%	20.00%
Customer Concentration Risk | Trade Accounts Receivable, Net | Major Customer Two
Segment Reporting Information [Line Items]
Concentration risk, Percentage										14.00%
Customer Concentration Risk | Net Revenue
Segment Reporting Information [Line Items]
Concentration risk, Number of major customers | Customer									1	0	1
Concentration risk, Percentage									17.00%
Customer Concentration Risk | Net Revenue | Major Customer One
Segment Reporting Information [Line Items]
Concentration risk, Percentage											14.00%
United States
Segment Reporting Information [Line Items]
Total net revenue									$ 4,235,000,000	$ 2,697,000,000	$ 1,266,000,000
Total long-lived assets	1,763,000,000				1,859,000,000				1,763,000,000	1,859,000,000
China (including Hong Kong) [Member]
Segment Reporting Information [Line Items]
Total net revenue									8,056,000,000	10,305,000,000	9,460,000,000
SINGAPORE
Segment Reporting Information [Line Items]
Total net revenue									2,507,000,000
Taiwan
Segment Reporting Information [Line Items]
Total long-lived assets	258,000,000				264,000,000				258,000,000	264,000,000
Other
Segment Reporting Information [Line Items]
Total net revenue									7,799,000,000	7,846,000,000	6,910,000,000
Total long-lived assets	$ 544,000,000				$ 512,000,000				544,000,000	512,000,000
Semiconductor Solutions
Segment Reporting Information [Line Items]
Total net revenue									17,441,000,000	19,068,000,000	17,636,000,000
Operating Income (Loss)									8,148,000,000	9,160,000,000	7,970,000,000
Infrastructure Software
Segment Reporting Information [Line Items]
Total net revenue									5,156,000,000	1,780,000,000	0
Operating Income (Loss)									3,781,000,000	1,250,000,000	0
Unallocated Expenses
Segment Reporting Information [Line Items]
Operating Income (Loss)									$ (8,485,000,000)	$ (5,275,000,000)	$ (5,599,000,000)